Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
During 2025 and 2024, the Plan received $5,406,821 and $5,918,845 respectively, in KeyCorp common stock dividends.

During the year ended December 31, 2025, the Plan purchased 151,120 shares of KeyCorp common stock for $2,381,590 and sold 743,848 shares of common stock of KeyCorp for $13,136,631. During the year ended December 31, 2024, the Plan purchased 200,778 shares of KeyCorp common stock for 2,793,849 and sold 779,580 shares of KeyCorp common stock for $12,549,244. The sales of KeyCorp common stock were completed in the open market.

The Plan has arrangements with various service providers and these arrangements qualify as party-in-interest transactions.